Leases	12 Months Ended
Dec. 31, 2013
Leases

13. LEASES

Leases of property, plant and equipment are for remaining periods up to 36 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

	Years Ended December 31,
Lease Rental Costs	2013	2012	2011
	(in millions)
Net Lease Expense on Operating Leases	$327	$346	$343
Amortization of Capital Leases	74	73	72
Interest on Capital Leases	28	29	32
Total Lease Rental Costs	$429	$448	$447

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the balance sheets. Capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

	December 31,
Property, Plant and Equipment Under Capital Leases	2013	2012
	(in millions)
Generation	$103	$117
Other Property, Plant and Equipment	627	495
Total Property, Plant and Equipment Under Capital Leases	730	612
Accumulated Amortization	197	173
Net Property, Plant and Equipment Under Capital Leases	$533	$439

Obligations Under Capital Leases
Noncurrent Liability	$428	$375
Liability Due Within One Year	110	74
Total Obligations Under Capital Leases	$538	$449

Future minimum lease payments consisted of the following as of December 31, 2013:

		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2014	$135	$288
2015	111	268
2016	97	246
2017	79	230
2018	44	215
Later Years	215	862
Total Future Minimum Lease Payments	681	$2,109
Less Estimated Interest Element	143
Estimated Present Value of Future Minimum
Lease Payments	$538

Master Lease Agreements

We lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, we are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term, the fair value has been in excess of the unamortized balance. As of December 31, 2013, the maximum potential loss for these lease agreements was approximately $20 million assuming the fair value of the equipment is zero at the end of the lease term.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2013 are as follows:

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2014	$74	$74
2015	74	74
2016	74	74
2017	74	74
2018	74	74
Later Years	295	295
Total Future Minimum Lease Payments	$665	$665

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $13 million and $15 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2013. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, we believe that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. These capital lease assets are included in Other Property, Plant and Equipment on our December 31, 2013 and 2012 balance sheets. The short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our December 31, 2013 and 2012 balance sheets. The future payment obligations are included in our future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio Trust, to lease nuclear fuel for I&M's Cook Plant. In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months. The future payment obligations of $110 million are included in our future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on our December 31, 2013 balance sheet. The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2013 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in millions)
2014	$43
2015	32
2016	27
2017	6
2018	2
Total Future Minimum Lease Payments	$110

Appalachian Power Co [Member]
Leases

12. LEASES

Leases of property, plant and equipment are for remaining periods up to 36 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries' balance sheets.

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future minimum lease payments consisted of the following as of December 31, 2013:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance. As of December 31, 2013, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Indiana Michigan Power Co [Member]
Leases

12. LEASES

Leases of property, plant and equipment are for remaining periods up to 36 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries' balance sheets.

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future minimum lease payments consisted of the following as of December 31, 2013:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance. As of December 31, 2013, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. I&M's future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2013 are as follows:

Future Minimum Lease Payments	I&M
(in thousands)
2014	$73,854
2015	73,854
2016	73,854
2017	73,854
2018	73,854
Later Years	295,416
Total Future Minimum Lease Payments	$664,686

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $13 million and $15 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2013. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M's Cook Plant. In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months. The future payment obligations of $110 million are included in I&M's future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M's December 31, 2013 balance sheet. The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2013 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in thousands)
2014	$42,567
2015	32,198
2016	26,888
2017	5,762
2018	2,398
Total Future Minimum Lease Payments	$109,813

Ohio Power Co [Member]
Leases

12. LEASES

Leases of property, plant and equipment are for remaining periods up to 36 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries' balance sheets.

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future minimum lease payments consisted of the following as of December 31, 2013:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance. As of December 31, 2013, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Public Service Co of Oklahoma [Member]
Leases

12. LEASES

Leases of property, plant and equipment are for remaining periods up to 36 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries' balance sheets.

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future minimum lease payments consisted of the following as of December 31, 2013:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance. As of December 31, 2013, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Southwestern Electric Power Co [Member]
Leases

12. LEASES

Leases of property, plant and equipment are for remaining periods up to 36 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries' balance sheets.

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$13,531	$18,324	$-	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment
Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

Future minimum lease payments consisted of the following as of December 31, 2013:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$5,930	$49,685	$6,224	$4,548	$25,172
2015	4,789	39,468	3,217	3,174	22,837
2016	4,247	31,053	2,762	2,828	19,871
2017	3,610	9,512	2,697	2,834	21,247
2018	2,602	4,338	2,136	1,798	11,134
Later Years	2,079	10,244	1,914	1,127	55,475
Total Future Minimum Lease
Payments	23,257	144,300	18,950	16,309	155,736
Less Estimated Interest Element	2,385	11,090	2,218	2,178	32,751
Estimated Present Value of Future
Minimum Lease Payments	$20,872	$133,210	$16,732	$14,131	$122,985

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$16,327	$98,819	$11,986	$2,241	$5,010
2015	12,976	95,935	10,817	2,004	4,369
2016	12,111	90,431	10,097	1,654	3,721
2017	11,661	84,624	9,575	1,487	3,338
2018	10,737	83,525	8,292	1,123	2,887
Later Years	46,452	341,472	31,627	2,031	14,823
Total Future Minimum Lease
Payments	$110,264	$794,806	$82,394	$10,540	$34,148

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance. As of December 31, 2013, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,696
I&M	2,548
OPCo	4,555
PSO	1,354
SWEPCo	2,366

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $13 million and $15 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2013. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo's December 31, 2013 and 2012 balance sheets. The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's December 31, 2013 and 2012 balance sheets. The future payment obligations are included in SWEPCo's future minimum lease payments schedule earlier in this note.